INCOME TAXES - Disclosure of detailed information about income tax recoverable (Details) - CAD ($)	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Income Taxes
Combined statutory tax rate	27.00%	27.00%
Expected tax (recovery)	$ (10,774,000)	$ (9,630,000)
Impact of different statutory tax rates on earnings of subsidiaries	109,000	398,000
Permanent difference and other	5,251,000	3,399,000
Change in deferred tax asset not recognized	5,414,000	5,833,000
Net deferred tax recovery	0	0
Current income tax	0	0
Deferred tax recovery	$ 0	$ 0